Note 5 - Goodwill and Other Intangible Assets (Details Textual) $ in Millions			3 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Goodwill And Other Intangible Assets [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Goodwill									$ 8	$ 8
Goodwill	$ 88		$ 88		$ 88	$ 88		$ 88	96
Goodwill, Impairment Loss	0	$ 0						8
Amortization of Intangible Assets						7	$ 8	$ 21	21
Other Operating Income (Expense) [Member] | Trade Names
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Impairment Loss					8
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					8
Print Systems [Member]
Goodwill And Other Intangible Assets [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Goodwill									5
Number of Reporting Units								2
Goodwill	56		56		51	51		$ 56	56
Goodwill, Impairment Loss								$ 0
Micro 3D Printing and Packaging [Member]
Goodwill And Other Intangible Assets [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Goodwill									2
Number of Reporting Units								2
Goodwill	20		20		24	24		$ 20	26
Goodwill, Impairment Loss								$ 6
Micro 3D Printing and Packaging [Member] | Other Operating Income (Expense) [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Impairment Loss				$ 6
Software and Solutions [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of Reporting Units								2
Goodwill	6		6		6	6		$ 6	6
Goodwill, Impairment Loss								$ 0
Consumer and Film [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of Reporting Units								3
Goodwill	$ 6		6		6	6		$ 6	6
Goodwill, Impairment Loss								$ 0
Enterprise Inkjet Systems [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of Reporting Units								2
Intellectual Property Solutions [Member]
Goodwill And Other Intangible Assets [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Goodwill									1
Number of Reporting Units								1
Goodwill					$ 1	$ 1			2
Goodwill, Impairment Loss			2					$ 2
Intellectual Property Solutions [Member] | Other Operating Income (Expense) [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Impairment Loss			$ 2
Eastman Business Park [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of Reporting Units								1
Graphics, Entertainment and Commercial Films Segment [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill									67
Digital Printing and Enterprise Segment [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill									$ 29